Supplement dated September 16, 2021 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of each Fund named below regarding Changes in Fund Names

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI), be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees of each Fund listed below has approved a name change for each Fund, by replacing "QMA" with "Quant Solutions" in each Fund's name. The name changes will be effective as of December 29, 2021. The name changes would not result in any change in the investment objective or investment strategies of any Fund. The current name and new name of each Fund are listed in the table below.

Registered Investment Company (RIC)	RIC and New Fund Name
and Current Fund Name

Prudential Investment Portfolios 2	Prudential Investment Portfolios 2
PGIM QMA US Broad Market Index Fund	PGIM Quant Solutions US Broad Market Index
Fund
PGIM QMA Mid-Cap Core Equity Fund	PGIM Quant Solutions Mid-Cap Core Fund*
PGIM QMA International Developed Markets Index	PGIM Quant Solutions International Developed
Fund	Markets Index Fund
PGIM QMA Emerging Markets Equity Fund	PGIM Quant Solutions Emerging Markets
Equity Fund
PGIM QMA Commodity Strategies Fund	PGIM Quant Solutions Commodity Strategies
Fund
Prudential Investment Portfolios 3	Prudential Investment Portfolios 3
PGIM QMA Large-Cap Value Fund	PGIM Quant Solutions Large-Cap Value Fund
Prudential Investment Portfolios 8	Prudential Investment Portfolios 8
PGIM QMA Stock Index Fund	PGIM Quant Solutions Stock Index Fund
Prudential Investment Portfolios 9	Prudential Investment Portfolios 9
PGIM QMA Large-Cap Core Equity Fund	PGIM Quant Solutions Large-Cap Core Fund*
Prudential Investment Portfolios, Inc. 10	Prudential Investment Portfolios, Inc. 10
PGIM QMA Mid-Cap Value Fund	PGIM Quant Solutions Mid-Cap Value Fund
Prudential World Fund, Inc.	Prudential World Fund, Inc.
PGIM QMA International Equity Fund	PGIM Quant Solutions International Equity
Fund
The Target Portfolio Trust	The Target Portfolio Trust
PGIM QMA Small-Cap Value Fund	PGIM Quant Solutions Small-Cap Value Fund
PGIM ETF Trust	PGIM ETF Trust
PGIM QMA Strategic Alpha International Equity ETF	PGIM Quant Solutions Strategic Alpha
International Equity ETF
* Remove "equity" from Fund name.

The following information supplements, and to the extent inconsistent therewith, supersedes the information contained in each Fund's currently effective Summary Prospectus, Prospectus and SAI:

Effective on or about September 28, 2021, the name of each Fund's subadviser will change from QMA LLC to PGIM Quantitative Solutions LLC.

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